Risks and Uncertainties (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 004 | EBP, Employer, Common Stock
EBP, Risk and Uncertainty [Line Items]
Investments in Citigroup common stock (percent)	4.00%	3.00%